Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial data

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)
2012
Total revenues	$1,013	$842	$754	$871
Total expenses	(696)	(663)	(684)	(1,646)
Net income (loss)	232	110	26	(801)
Net income (loss) attributable to Willis Group Holdings	225	108	26	(805)
Earnings per share — continuing operations
— Basic	$1.29	$0.62	$0.15	$(4.65)
— Diluted	$1.28	$0.61	$0.15	$(4.65)
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—
2011
Total revenues	$1,007	$861	$760	$819
Total expenses	(768)	(705)	(670)	(738)
Net income	42	89	60	29
Net income attributable to Willis Group Holdings	34	85	60	25
Earnings per share — continuing operations
— Basic	$0.20	$0.49	$0.35	$0.14
— Diluted	$0.20	$0.48	$0.34	$0.14
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—